SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information
Schedule of segment results

	CNY
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(4)	—	(4)
Interest income	3	66	69
Finance costs	(1)	(27)	(28)
Fair value gain on financial instruments, net	—	3,996	3,996
Loss before income tax	(2,190)	(970)	(3,160)
Loss for the year from continuing operations	(2,190)	(970)	(3,160)
Total assets	259,091	1,798	260,889
Total liabilities	162,039	10,788	172,827

	US$
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(1)	—	(1)
Interest income	—	9	9
Finance costs	—	(4)	(4)
Fair value gain on financial instruments, net	—	432	432
Loss before income tax	(300)	(132)	(432)
Profit/(loss) for the year from continuing operations	(300)	(132)	(432)
Total assets	35,502	245	35,747
Total liabilities	22,203	1,479	23,682

	CNY
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(4)	(692)	(696)
Interest income	1	4	5
Finance costs	(1)	(47)	(48)
Fair value gain on financial instruments, net	—	847	847
Profit/(loss) before income tax	1,263	(9,600)	(8,337)
Other income*	3,742 *	—	3,742
Profit/(loss) for the year from continuing operations	1,263	(9,600)	(8,337)
Total assets	252,133	1,674	253,807
Total liabilities	159,285	18,527	177,812

*In 2023, the Company received RMB3,742 from government of Dengkou County, Inner Mongolia Autonomous Region as reimbursement payments for discontinuing the exploration and development activities in certain nature reserve areas. The amount is recognized in other income as the expenditure on the exploration and development have been fully expensed before 2023.

	CNY
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(28)	(701)	(729)
Interest income	—	13	13
Finance costs	(1)	192	191
Fair value gain on financial instruments, net	—	1,007	1,007
Loss before income tax	(39)	(23,299)	(23,338)
Other income	698	1	699
Loss for the year from continuing operations	(39)	(23,299)	(23,338)
Total assets	36,015	213,891	249,906
Total liabilities	38,306	59,296	97,602

Schedule of reconciliation from loss

	2022	2023	2024	2023
	CNY	CNY	CNY	US$

Loss for the year from continuing operations	(23,338)	(8,337)	(3,160)	(432)
Loss for the year from discontinued operations	1,042	(4,106)	—	—
Net loss (including non-controlling interests)	(22,296)	(12,443)	(3,160)	(432)

Schedule of non-current assets

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Mainland China	162	49	7
Hong Kong	247,767	256,484	35,144
Total	247,929	256,533	35,151